Intangible Assets (Schedule of Future Amortization of Intangible Assets) (Details) (USD $)	Mar. 31, 2015	Mar. 31, 2014
2016	$ 49,800
2017	28,200
2018	19,600
2019	19,600
2020	19,600
Finite-Lived Intangible Assets, Net	$ 136,821	$ 180,086